Related Party Transactions	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

21. RELATED PARTY TRANSACTIONS

During the years ended December 31, 2009, 2010 and 2011, significant related party transactions were as follows:

	For the years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Platform service fees and sales agent fees paid to companies under common control by Shanda	(1,099,201)	(1,020,534)	(1,250,914)
Promotion service fee paid to companies under common control by Shanda	(11,230)	(10,551)	(7,260)
Online game licensing fees received from companies under common control by Shanda	7,091	6,672	3,199
Online game upfront fee received from a company under common control by Shanda	12,088	-	-
Corporate general administrative expenses allocated from Shanda	(14,351)	(8,183)	(7,008)
Rental fee paid to companies under common control by Shanda	(10,394)	(13,796)	(17,647)
Consulting service fee paid to companies under common control by Shanda	(2,260)	(2,260)	-
Interest expense for loan from Shanda and companies under common control by Shanda	-	(11,059)	(12,150)
Interest income from loan to companies under common control by Shanda	-	1,997	29,060

As of December 31, 2010 and 2011, outstanding balances due from/to related parties were as follows:

	December 31, 2010	December 31, 2011
	RMB	RMB
Accounts receivable from companies under common control by Shanda	389,890	405,953
Other receivables from Shanda	257	1,667
Other receivables from companies under common control by Shanda	531,631	929,728

	December 31, 2010	December 31, 2011
	RMB	RMB
Accounts payable to companies under common control by Shanda	65,284	77,349
Other payables to Shanda	501,765	-
Other payables to companies under common control by Shanda	448,978	125,910

In 2010, the Group obtained unsecured loans in the aggregate amount of US$140.2 million (equivalent to RMB928.5 million), from Shanda and companies under common control by Shanda. The interest rates on these loans range from 0.6% to 4.0%. The balance of other payables to Shanda and other payables to companies under common control by Shanda as of December 31, 2010 mainly represented the outstanding loans.

In 2010, the Group lent loans with aggregate amount of RMB523.0 million (US$79.2 million) to companies under common control of Shanda. The interest rates on these loans range from 2.25% to 6.71%. These loans have not been repaid as of December 31, 2011. The balance of other receivables from companies under common control by Shanda as of December 31, 2010 mainly represented the outstanding loans.

In 2011, the Group obtained unsecured loans in the aggregate amount of US$14.0 million (equivalent to RMB88.1 million), from company under common control by Shanda. The interest rates on these loans range from 0.6% to 1.37%. The balance of other payable to companies under common control by Shanda as of December 31, 2011 mainly represented the outstanding loans.

In 2011, the Group lent loans with aggregate amount of RMB382.8 million (US$60.8 million) to companies under common control of Shanda. The interest rates on these loans range from 5.68% to 6.71%. These loans are all due during the year ended December 31, 2012. The balance of other receivables from companies under common control by Shanda as of December 31, 2011 mainly represented the outstanding loans.

Except for the loan transactions as described above, the outstanding balances due from/to related parties, mainly arising from the aforesaid related party transactions, are interest free, unsecured and can be settled on demand.